CORNERCAP GROUP OF FUNDS

The Peachtree, Suite 1700

1355 Peachtree Street, N.E.

Atlanta, GA 30309

August 1, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: CornerCap Group of Funds (the “Registrant”)

File Nos. 33-3149 and 811-4581

To Whom It May Concern:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is a certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Registrant, effective July 29, 2011, do not differ from those filed in the Post-Effective Amendment No. 40 on July 29, 2011, which was filed electronically.

Sincerely,

/s/Paul L. Leone
Paul L. Leone
Assistant General Counsel
ALPS Fund Services, Inc.
Administrator to CornerCap Group of Funds